Share Capital (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital, Reserves, And Other Equity Interest [Abstract]
Summary of Share Capital, Net of Customary Transaction Costs	The following tables summarize the Group's share capital, net of customary transaction costs, for the periods presented:

	Number of Shares	Total Share Capital	Total Share Premium
Balance as of December 31, 2021	42,482,733	$11,571	$1,052,959
Issuance of share capital (settlement of warrants)	25,695	5	—
Issuance of share capital (equity compensation)	39,629	7	—
Issuance of EBT shares (equity compensation)	87,998	—	—
Repurchase of shares (EBT)	(789,513)	—	—
Repurchase of shares (share buyback program)	(399,769)	(80)	—
Balance as of December 31, 2022	41,446,773	$11,503	$1,052,959
Issuance of share capital (equity placement)	6,422,200	1,555	155,233
Issuance of EBT shares (equity compensation)	334,251	—	—
Repurchase of shares (share buyback program)	(646,762)	(161)	—
Balance as of December 31, 2023	47,556,462	$12,897	$1,208,192
Issuance of share capital (acquisition consideration)	4,592,095	1,185	54,519
Issuance of EBT shares (equity compensation)	139,317	—	—
Repurchase of shares (EBT)	(418,151)	—	—
Repurchase of shares (share buyback program)	(1,219,879)	(320)	—
Balance as of December 31, 2024	50,649,844	13,762	1,262,711